Shareholders’ Equity (Details) - USD ($)				1 Months Ended													6 Months Ended
	Sep. 14, 2022	Sep. 14, 2022	Mar. 10, 2022	Dec. 31, 2022	Dec. 20, 2022	Nov. 30, 2022	Aug. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 21, 2022	Dec. 31, 2021	Sep. 24, 2021	Aug. 31, 2021	Jan. 21, 2021	Nov. 18, 2020	Dec. 31, 2022	Dec. 31, 2021	May 31, 2020
Shareholders’ Equity (Details) [Line Items]
Increase in authorized shares, description			On March 10, 2022, the Board of Directors of the Company approved the 40-for-1 reverse share split of its ordinary shares in accordance with Cayman law and on April 11, 2022, the Company’s shareholders approved the proposal to implement a reverse share split of the Company’s ordinary shares, par value US$0.001 per share, including the Company’s ordinary shares reserved for issuance (the “Original Ordinary Shares”), at a ratio of forty (40)-for-one and at a time during the following six months to be determined by further action of our Board of Directors (or not at all in the determination of the Board of Directors during the same period), such that each 40 Original Ordinary Shares shall be consolidated into one ordinary share of the Company, par value US$0.04 (the “Adjusted Ordinary Shares”), and that the authorized share capital of the Company is consolidated from US$800,000 divided into 800,000,000 Original Ordinary Shares to US$800,000 divided into 20,000,000 Adjusted Ordinary Shares. The Company’s shareholders also approved the proposal to increase the authorized share capital of the Company at a time during the following six months to be determined by further action of the Company’s Board of Directors (or not at all in the determination of the Board of Directors during the same period) from US$800,000 divided into 20,000,000 Adjusted Ordinary Shares to US$32,000,000 divided into 800,000,000 Adjusted Ordinary Shares by the creation of an additional 780,000,000 Adjusted Ordinary Shares to rank pari passu in all respects with the Adjusted Ordinary Shares existing upon approval of the Reverse Split Proposal. The increase in authorized shares and shares reverse split became effective on September 26, 2022.													On November 18, 2020, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$75,000 divided into 75,000,000 ordinary shares of a par value of US$0.001 each to US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 125,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares. On December 1, 2021, the Company’s shareholders approved to the authorized share capital of the Company be increased from US$200,000 divided into 200,000,000 ordinary shares of a par value of US$0.001 each to US$800,000 divided into 800,000,000 ordinary shares of a par value of US$0.001 each by the creation of an additional 600,000,000 ordinary shares of a par value of US$0.001 each to rank pari passu in all respects with the existing ordinary shares.
Ordinary shares due (in Shares)																	25,756
Aggregate ordinary shares (in Shares)															400,000
Purchase price per share (in Dollars per share)															$ 40
Gross proceeds					$ 1,500,000										$ 16,000,000
Net proceeds											$ 8,700,000
Warrants to purchase aggregate shares (in Shares)											625,000
Securities purchase agreement, description	the Company entered into a securities purchase agreement (the “SPA 3”) with certain institutional investors for a registered direct offering of ordinary shares and warrants. Each unit consists of one ordinary share and one warrant to purchase one ordinary share. The purchase price per unit is $3.20. The gross proceeds from the sale of the securities, before deducting placement agent fees and other estimated offering expenses payable by the Company, was approximately $5.6 million. The Company issued to the investors an aggregate of 1,750,000 ordinary shares and warrants to purchase an aggregate of 1,750,000 ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022.
Ordinary shares (in Shares)					1,200,000
Ordinary shares, par value (in Dollars per share)				$ 0.04				$ 0.04									$ 0.04		$ 0.04
Purchase price (in Dollars per share)					$ 1.25
Compensation expense																	$ 200,000	$ 3,000,000
Closing price (in Dollars per share)				$ 0.71													$ 0.71
Warrants, description											the Company and certain institutional investors entered into a SPA 2, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase one ordinary share, at a purchase price of $16.00 per unit, for net proceeds of approximately $8.7 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 625,000 ordinary shares and warrants to purchase an aggregate of 625,000 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 2. The Investor Warrants are initially exercisable at $16.00 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 13,632 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 2, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The fair value of the Investor Warrants were $5,008,524, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.84%; expected term of 5.0 years; exercise price of the warrants of $16.00, volatility of 146%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $92,251, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $9.20, risk free rate of 1.73%; expected term of 3.0 years; exercise price of the warrants of $16.00, volatility of 145%; and expected future dividends of 0%.		the Company and certain institutional investors entered into a SPA 1, pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 ordinary shares and warrants to purchase an aggregate of 553,437 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Company issued a warrant to purchase 23,719 ordinary shares to the placement agent (the “Placement Agent Warrants”). The Investor Warrants and Placement Agent Warrants are initially exercisable at $40.00 per Ordinary Share and expire 3.0 years from the date of issuance. The fair value of the Investor Warrants and Placement Agent Warrants were $9,123,701, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $22.40, risk free rate of 0.55%; expected term of 3.0 years; exercise price of the warrants of $40.00, volatility of 140%; and expected future dividends of 0%.
Warrants, description		in connection with the SPA 3, the Company issued to the investors an aggregate of 1,750,000 ordinary shares and warrants to purchase an aggregate of 1,750,000 ordinary shares. The Investor Warrants are initially exercisable at $3.20 per Ordinary Share and expire 5.0 years from the date of issuance. Pursuant to a placement agent agreement entered into between the Company and FT Global Capital, Inc. (“FT Global”) dated September 24, 2021 (the “September 2021 PAA”), the Company issued to FT Global warrants (the “Tail Fee Warrants”) to purchase 43,125 Ordinary Shares on substantially the same terms as the Investor Warrants sold in SPA 3, except that the Tail Fee Warrants shall not be exercisable for a period of six months and shall expire 36 months after issuance, and shall have no anti-dilution protection other than adjustments based on stock splits, stock dividends, combinations of shares and similar recapitalization transactions. The net proceeds from this offering will be used for general corporate and working capital purposes. The Offering closed on September 19, 2022. The fair value of the Investor Warrants were $7,832,106, which was considered a direct cost of the sale of SPA 3 and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $4.80, risk free rate of 3.60%; expected term of 5.0 years; exercise price of the warrants of $3.20, volatility of 151%; and expected future dividends of 0%. The fair value of the Tail Fee Warrants were $177,821, which was considered a direct cost of the sale of SPA and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following assumptions: market value of underlying share of $4.80, risk free rate of 3.79%; expected term of 3.0 years; exercise price of the warrants of $3.20, volatility of 153%; and expected future dividends of 0%.
Restricted Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Compensation expense																	$ 30,000	400,000
Restricted Stock [Member] | Executive Vice President [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary shares (in Shares)				1,500,000
Restricted Stock [Member] | Vice President [Member]
Shareholders’ Equity (Details) [Line Items]
Weighted exercise price				$ 1,100,000													1,100,000
Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary shares (in Shares)												2,500
Fair value issued												$ 45,900
Chief Financial Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary shares (in Shares)									3,000
Fair value issued									$ 27,360
Board Granted [Member]
Shareholders’ Equity (Details) [Line Items]
Compensation expense																	$ 4,000,000,000	$ 0
Aggregate shares of common stock (in Shares)						300,000				106,250				93,875
Shares of common stock, fair value						$ 240,000				$ 1,134,750				$ 3,030,285
Closing price (in Dollars per share)						$ 0.8				$ 10.68				$ 32.28
SPA 1 [Member]
Shareholders’ Equity (Details) [Line Items]
Securities purchase agreement													On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA 1”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $27.20 per unit, for net proceeds of approximately $19.2 million (the “Offering”). An aggregate of 790,624 ordinary shares and warrants to purchase an aggregate of 553,437 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA 1. The Offering closed on September 28, 2021.
SPA 2 [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate ordinary shares (in Shares)											625,000
Purchase price per share (in Dollars per share)											$ 16
Mr. Biao Lu [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary shares (in Shares)								2,500
Fair value issued								$ 13,000
Ms. Wei Zhang [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted ordinary shares (in Shares)							7,500
Fair value issued							$ 36,000